Leases - Maturity Analysis on Future Lease Liabilities (Details) - SEK (kr) kr in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases
Future lease liabilities	kr 5,626	kr 6,655
2021
Leases
Future lease liabilities	4,521	3,816
1-2 years
Leases
Future lease liabilities	1,105	2,306
>2 year
Leases
Future lease liabilities	kr 0	kr 533